ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accumulated Deficit					$ 11,231,967
Line Of Credit Facility, Maximum Borrowing Capacity					1,500,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 100,000,000		$ 100,000,000		1,100,000
Line of Credit Facility, Cash Available for use					1,100,000
Cash and Cash Equivalents					7,479
Proceeds from debt					1,000,000
Revenue	183,473	$ 113,784	380,325	$ 279,872	1,030,113	$ 6,641
Upfront license fees					375,000
Product sales					655,113	$ 6,641
Accounts receivable					$ 200,000
Concentration Risk, Percentage					10.00%
Finite-Lived Intangible Assets, Amortization Expense, Year One to Five	589,000		589,000		$ 115,000
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 2,667,000		2,667,000		480,000
Revenue Recognition, Sales Returns, Reserve for Sales Returns			$ 26,000		26,000
September 2014 Debenture [Member]
Proceeds from debt					$ 400,000